Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 775.6	$ 576.9
Accumulated depreciation	(272.5)	(210.8)
Property, plant and equipment, net	503.1	366.1
Depreciation expense	69.6	59.2	$ 52.5
Land, Buildings And Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	145.7	140.4
Machinery, Equipment And Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	379.3	326.3
Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	210.2	74.6
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 40.4	$ 35.6